BLACKROCK ALLOCATION TARGET SHARES

BATS: Series M Portfolio

(the “Fund”)

Supplement dated June 27, 2017 to the

Statement of Additional Information of the Fund dated July 29, 2016,

as amended or supplemented to date

Effective immediately, the table included under “Investment Objectives and Policies” in Part I of the Fund’s Statement of Additional Information as it relates to the Fund is deleted in its entirety and replaced with the following:

BATS: Series M Portfolio
144A Securities	X
Asset-Backed Securities	X
Asset-Based Securities
Precious Metal-Related Securities
Bank Loans
Borrowing and Leverage	X
Cash Flows; Expenses
Cash Management	X
Collateralized Debt Obligations
Collateralized Bond Obligations
Collateralized Loan Obligations
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X
Cyber Security Issues	X
Debt Securities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X
Derivatives	X
Hedging	X
Indexed and Inverse Securities
Swap Agreements	X
Interest Rate Swaps, Caps and Floors	X
Credit Default Swap Agreements and Similar Instruments	X
Contracts for Difference
Credit Linked Securities

BATS: Series M Portfolio
Interest Rate Transactions and Swaptions	See note 1 below
Total Return Swap Agreements	X
Types of Options
Options on Securities and Securities Indices
Call Options
Put Options
Options on Government National Mortgage Association (“GNMA”) Certificates
Risks Associated with Options
Futures	X
Risks Associated with Futures	X
Foreign Exchange Transactions
Forward Foreign Exchange Transactions
Currency Futures
Currency Options
Currency Swaps
Limitations on Currency Transactions
Risk Factors in Hedging Foreign Currency
Risk Factors in Derivatives
Credit Risk	X
Currency Risk	X
Leverage Risk	X
Liquidity Risk	X
Correlation Risk	X
Index Risk	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives
Distressed Securities
Dollar Rolls	X
Equity Securities
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks
Foreign Market Risk
Foreign Economy Risk
Currency Risk and Exchange Risk
Governmental Supervision and Regulation/ Accounting Standards
Certain Risks of Holding Fund Assets Outside the United States
Publicly Available Information
Settlement Risk
Funding Agreements

BATS: Series M Portfolio
Guarantees	X
Illiquid or Restricted Securities	X
Inflation-Indexed Bonds	X
Inflation Risk	X
Information Concerning the Indexes
S&P 500 Index
Russell Indexes
MSCI Indexes
FTSE Indexes
Interfund Lending Program	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions
Initial Public Offering (“IPO”) Risk
Investment Grade Debt Obligations	X
Investment in Emerging Markets
Brady Bonds
Investment in Other Investment Companies	X
Exchange Traded Funds	X
Junk Bonds
Lease Obligations	X
Life Settlement Investments
Liquidity Management
Master Limited Partnerships
Merger Transaction Risk
Mezzanine Investments
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Money Market Securities	X
Mortgage-Related Securities
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X
Adjustable Rate Mortgage Securities	X
CMO Residuals
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds
TBA Commitments	X
Municipal Investments	X
Risk Factors and Special Considerations Relating to Municipal Bonds
Description of Municipal Bonds
General Obligation Bonds

BATS: Series M Portfolio
Revenue Bonds
Private Activity Bonds (“PABs”)
Moral Obligation Bonds
Municipal Notes
Municipal Commercial Paper
Municipal Lease Obligations
Tender Option Bonds	X
Yields
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs
Transactions in Financial Futures Contracts
Call Rights
Municipal Interest Rate Swap Transactions
Insured Municipal Bonds
Build America Bonds
Net Interest Margin (NIM) Securities
Participation Notes
Pay-in-kind Bonds	X
Portfolio Turnover Rates	X
Preferred Stock	X
Real Estate Related Securities
Real Estate Investment Trusts (“REITs”)
Repurchase Agreements and Purchase and Sale Contracts	X
Reverse Repurchase Agreements	X
Rights Offerings and Warrants to Purchase	X
Risks of Investing in China
Securities Lending
Securities of Smaller or Emerging Growth Companies
Short Sales	See note 2 below
Sovereign Debt	X
Standby Commitment Agreements
Stripped Securities
Structured Notes
Supranational Entities	X
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares
Taxability Risk
Trust Preferred Securities
U.S. Government Obligations	X

BATS: Series M Portfolio
U.S. Treasury Obligations	X
Utility Industries
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Yields and Ratings
Zero Coupon Securities	X

1	Fund may purchase (but not write) interest rate options.
2	Fund may only make short sales against-the-box.

Shareholders should retain this Supplement for future reference.

SAI-BATSM-0617SUP